N-2	6 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001759455
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	ALTI Private Equity Access and Commitments Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

1. Organization

ALTI Private Equity Access and Commitments Fund, a newly organized Delaware statutory trust (the “Fund”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund has been inactive from the date it was organized except for matters relating to the Fund’s establishment, designation, registration of the Fund’s shares of beneficial interest (“Shares”) until September 1, 2023, commencement of operations. The Fund currently has one class of shares (Class A Shares). The Fund has established two classes of shares: Class D Shares and Class I Shares. Only Class A Shares have been offered and issued to date. The Fund has registered under the Securities Act of 1933, as amended, 100,000 Shares and is authorized to issue an unlimited number of Shares with no par value.

The Fund has applied for exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that, if granted, will permit the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees; there is no assurance, however, that the relief will be granted. If the Fund is granted the Exemptive Relief, the Fund will also offer Class D Shares and Class I Shares and may offer additional classes of shares in the future. Additional Class Shares will not be offered to investors unless the Exemptive Relief is obtained. Only Class A shares have been issued as of September 30, 2023.

The Fund’s investment adviser is ALTI LLC, a registered investment adviser (the “Adviser”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Numeric Investors LLC will serve as the Fund’s investment sub-adviser (the “Sub-Adviser”) pursuant to a sub-advisory agreement between the Sub-Adviser and the Adviser on behalf of the Fund.

The Fund’s investment objective is to is to seek long-term capital appreciation by investing in and/or making capital commitments to direct private equity and through co-investments in operating companies (“Private Equity Investments”). The Fund seeks to generate a return profile that is similar to the U.S. buyout segment of the private equity market while mitigating, whenever possible, many of the traditional issues encountered by private equity fund of funds structures.

Risk [Text Block]

10. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Private Equity Investments Generally.    Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. Attractive investment opportunities in private equity may occur only periodically, if at all. Furthermore, private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Market conditions, however, can affect the availability of such financing, limiting the ability of private equity to obtain the required financing. Securities issued by private partnerships may be more illiquid than securities issued by other portfolio funds generally because the partnerships’ underlying investments tend to be less liquid than other types of investments. Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions.

Issuer and Non-Diversification Risk.    The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of Shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Valuation.    While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in Private Equity Investments are not publicly traded securities, and the Fund will depend on the portfolio company to provide a valuation of the Fund’s Private Equity Investments. Moreover, the valuation of the Fund’s Private Equity Investments may vary from the fair value of the Private Equity Investments that may be obtained if such Private Equity Investments were sold to a third party. For information about the value of the Fund’s investment in Private Equity Investments, the Adviser will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements that if inaccurate, could adversely affect the Adviser’s ability to value the Fund’s Shares accurately.

The Fund determines its month-end net asset value based upon the quarterly valuations reported by the sponsors, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund will fair value its holdings in co-investments to reflect such events, consistent with its valuation policies. Additionally, the valuations reported by sponsors may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the co-investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the sponsors or revisions to the net asset value of a direct private equity co-investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Private Equity Investment Risk.    Investment in Private Equity Investments involve the same types of risks associated with an investment in an operating company. The eventual success or failure of private equity investing depends on the ability of the Adviser and Private Equity Investors to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Adviser and Private Equity Investors will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser and Private Equity Investors are unable to uncover all material information about these companies, they may not make a fully informed presentation to the Adviser and the Fund may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s investment returns

No Operating History.    The Fund is a non-diversified, closed-end management investment company with no performance history that investors can use to evaluate the Fund’s investment performance. The operating expenses for funds with no or limited performance histories, including start-up costs, which may be significant, may be higher than the expenses of established funds.

Newly Formed Adviser Risk.    The Adviser is newly formed and, as a result, has not previously served as investment adviser to a registered investment company. Since its inception in 2020, the Adviser’s activities have been limited to organizational and fundraising activities. As a start-up company, the Adviser has no operating history and has limited liquidity. The Fund and its investors are subject to the risk that the Adviser will wind-down its business before the Fund reaches the end of its full term.

Liquidity Risk.    The Fund is a closed-end investment company structured as a “tender offer fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares, and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Assets:
Cash	$101,000
Due from Adviser (Note 3)	44,041
Total Assets	145,041

Liabilities:
Due to Manager	12,500
Payable for legal fees	10,000
Payable for Chief Compliance Officer and Principal Financial Officer fees (Note 4)	8,527
Payable for Trustee fees	7,917
Payable for audit fees	3,571
Other accrued liabilities	1,668
Subscription received in advanced	1,000
Payable for Investment management fee	108
Total Liabilities	45,291
Net Assets	$99,750

Composition of Net Assets:
Paid-in capital	$100,000
Total accumulated deficit	(250)
Net Assets	$99,750

Net Assets Attributable to:
Class A Shares	$99,750

Shares Outstanding
Class A Shares	4,000

Net Asset Value per Share(1):
Class A Shares	$24.94

Private Equity Investments Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments Generally.    Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. Attractive investment opportunities in private equity may occur only periodically, if at all. Furthermore, private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Market conditions, however, can affect the availability of such financing, limiting the ability of private equity to obtain the required financing. Securities issued by private partnerships may be more illiquid than securities issued by other portfolio funds generally because the partnerships’ underlying investments tend to be less liquid than other types of investments. Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions.

Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk.    The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of Shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Valuation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation.    While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in Private Equity Investments are not publicly traded securities, and the Fund will depend on the portfolio company to provide a valuation of the Fund’s Private Equity Investments. Moreover, the valuation of the Fund’s Private Equity Investments may vary from the fair value of the Private Equity Investments that may be obtained if such Private Equity Investments were sold to a third party. For information about the value of the Fund’s investment in Private Equity Investments, the Adviser will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements that if inaccurate, could adversely affect the Adviser’s ability to value the Fund’s Shares accurately.

The Fund determines its month-end net asset value based upon the quarterly valuations reported by the sponsors, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund will fair value its holdings in co-investments to reflect such events, consistent with its valuation policies. Additionally, the valuations reported by sponsors may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the co-investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the sponsors or revisions to the net asset value of a direct private equity co-investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Private Equity Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investment Risk.    Investment in Private Equity Investments involve the same types of risks associated with an investment in an operating company. The eventual success or failure of private equity investing depends on the ability of the Adviser and Private Equity Investors to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Adviser and Private Equity Investors will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser and Private Equity Investors are unable to uncover all material information about these companies, they may not make a fully informed presentation to the Adviser and the Fund may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s investment returns

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History.    The Fund is a non-diversified, closed-end management investment company with no performance history that investors can use to evaluate the Fund’s investment performance. The operating expenses for funds with no or limited performance histories, including start-up costs, which may be significant, may be higher than the expenses of established funds.

Newly Formed Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Newly Formed Adviser Risk.    The Adviser is newly formed and, as a result, has not previously served as investment adviser to a registered investment company. Since its inception in 2020, the Adviser’s activities have been limited to organizational and fundraising activities. As a start-up company, the Adviser has no operating history and has limited liquidity. The Fund and its investors are subject to the risk that the Adviser will wind-down its business before the Fund reaches the end of its full term.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk.    The Fund is a closed-end investment company structured as a “tender offer fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares, and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.